Related party transactions - Summary of shareholdings, options and other securities of key management personnel (Details) $ in Thousands	Dec. 31, 2025 shares USD ($)	Dec. 31, 2024 shares USD ($)	Dec. 31, 2023 shares
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	58,902,349	75,335,399	83,994,000
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans | $	0	20
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	14,817,000	17,455,000
Number of other HSBC securities held (in shares)	0	228,000
Shareholdings, options and other securities of key management personnel (in shares)	14,817,000	17,703,000